Earnings Per Share - Schedule Of Reconciliation Of Net Income/(Loss) to Net Income/(Loss) Available to Common Shareholders (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net income/(loss)	$ 556,507	$ 176,980	$ 238,511
Net income attributable to noncontrolling interest	11,465	11,465	11,465
Net income/(loss) attributable to controlling interest	545,042	165,515	227,046
Preferred stock dividends	6,200	6,200	6,200
Net income/(loss) available to common shareholders	$ 538,842	$ 159,315	$ 220,846
Weighted average common shares outstanding - basic (in shares)	324,375	241,436	232,700
Effect of dilutive securities (in shares)	3,070	3,017	2,592
Weighted average common shares outstanding - diluted (in shares)	327,445	244,453	235,292
Net income/(loss) per share available to common shareholders (in dollars per share)	$ 1.66	$ 0.66	$ 0.95
Diluted income/(loss) per share available to common shareholders (in dollars per share)	$ 1.65	$ 0.65	$ 0.94